Discontinued Operations (Tables)	12 Months Ended
Sep. 30, 2013
Julian Graves
Discontinued Operations
Summary of results of discontinued operations

	2012	2011
Net sales	$43,999	$74,876
Impairments and deconsolidation loss	(27,509)	—
Operating loss before income taxes	(27,682)	(2,855)
Income tax benefit	9,065	999
Loss, net of income taxes	(18,617)	(1,856)

Le Naturiste
Discontinued Operations
Summary of results of discontinued operations

	2012	2011
Net sales	$17,228	$19,188
Loss on sale of business	(3,088)	—
Operating loss before income taxes	(4,431)	(924)
Income tax benefit	—	—
Loss, net of income taxes	(4,431)	(924)